UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2001
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      David P. Berkowitz
           --------------------------------------------------------
Address:   c/o Gotham Partners Management Co., L.L.C.
           --------------------------------------------------------
           110 East 42nd Street, 18th Floor
           --------------------------------------------------------
           New York, New York 10017
           --------------------------------------------------------

Form 13F File Number:  28-6906
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David P. Berkowitz
           --------------------------------------------------
Title:     Manager
           --------------------------------------------------
Phone:     212-286-0300
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ David P. Berkowitz      New York, New York             02/14/02
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:


        Form 13F File Number    Name


           28-6906              David P. Berkowitz
         ----------             --------------------------

                          Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             4
                                               -------------

Form 13F Information Table Entry Total:        22
                                               -------------

Form 13F Information Table Value Total:        $91,298
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


      No.           Form 13F File Number              Name


      1               28-6908                   William A. Ackman
    ------            ---------                 -----------------------------

      2               28-6904                   Section H. Partners, L.P.
    ------            -------                   -----------------------------

      3               28-7474                  Gotham International Advisors,
                                                   L.L.C.
    ------            -------                   -----------------------------

      4               28-5717                   Gotham Holdings Management,
                                                   L.L.C.
    ------            -------                   -----------------------------


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
                                                      Form 13F INFORMATION TABLE

              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------
M D C HLDGS INC                   COMMON         552676108   2,947     77,990 SH     SHARED-OTHER     1,2,4          77,990
-----------------------------------------------------------------------------------------------------------------------------------
USA NETWORKS INC                  COMMON         902984103   3,414    125,000 SH     SHARED-OTHER     1,2,4         125,000
-----------------------------------------------------------------------------------------------------------------------------------
FIRST UNION REAL EST EQ&MTG INVTS SH BEN INT     337400105   8,012  3,409,569 SH     SHARED-OTHER     1,2,4       3,409,569
-----------------------------------------------------------------------------------------------------------------------------------
FIRST UNION REAL EST EQ&MTG INVTS SH BEN INT     337400105   5,885  2,431,664 SH     SHARED-OTHER     1,3         2,431,664
-----------------------------------------------------------------------------------------------------------------------------------
HALLWOOD RLTY PARTNERS, L P       DEPOSIT UT NEW 40636T203  17,546    247,994 SH     SHARED-OTHER     1,2,4         247,994
-----------------------------------------------------------------------------------------------------------------------------------
OMEGA WORLDWIDE INC               COMMON         68210B108     201    123,144 SH     SHARED-OTHER     1,2,4         123,144
-----------------------------------------------------------------------------------------------------------------------------------
OMEGA WORLDWIDE INC               COMMON         68210B108   1,702  1,050,356 SH     SHARED-OTHER     1,3         1,050,356
-----------------------------------------------------------------------------------------------------------------------------------
VORNADO OPERATING CO              COMMON         92904N103      23     45,286 SH     SHARED-OTHER     1,2,4          45,286
-----------------------------------------------------------------------------------------------------------------------------------
VORNADO OPERATING CO              COMMON         92904N103     121    185,420 SH     SHARED-OTHER     1,3           185,420
-----------------------------------------------------------------------------------------------------------------------------------
KINDER MORGAN INC KANS            COMMON         49455P101   8,652    155,360 SH     SHARED-OTHER     1,2,4         155,360
-----------------------------------------------------------------------------------------------------------------------------------
IRON MTN INC PA                   COMMON         462846106   9,780    223,291 SH     SHARED-OTHER     1,2,4         223,291
-----------------------------------------------------------------------------------------------------------------------------------
IMPERIAL PKG CORP                 COMMON         453077109  11,760    452,304 SH     SHARED-OTHER     1,2,4         452,304
-----------------------------------------------------------------------------------------------------------------------------------
IMPERIAL PKG CORP                 COMMON         453077109   3,037    113,739 SH     SHARED-OTHER     1,3           113,739
-----------------------------------------------------------------------------------------------------------------------------------
KANEB SERVICES LLC                COMMON         484173109   1,857     95,000 SH     SHARED-OTHER     1,2,4          95,000
-----------------------------------------------------------------------------------------------------------------------------------
VISIBLE GENETICS INC              COMMON         92829S104   3,065    274,890 SH     SHARED-OTHER     1,2,4         274,890
-----------------------------------------------------------------------------------------------------------------------------------
VISIBLE GENETICS INC              COMMON         92829S104   1,268    132,490 SH     SHARED-OTHER     1,3           132,490
-----------------------------------------------------------------------------------------------------------------------------------
R.H. DONNELLEY CORP               COM NEW        74955W307   3,695    127,200 SH     SHARED-OTHER     1,2,4         127,200
-----------------------------------------------------------------------------------------------------------------------------------
MCDONALDS CORP                    COMMON         580135101   7,957    300,600 SH     SHARED-OTHER     1,2,4         300,600
-----------------------------------------------------------------------------------------------------------------------------------




WORLDWIDE RESTRNT CONCEPTS INC    COMMON         98160A107     141    118,680 SH     SHARED-OTHER     1,2,4         118,680
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WORLDWIDE RESTRNT CONCEPTS INC    COMMON         98160A107      26     19,320 SH     SHARED-OTHER     1,3            19,320
-----------------------------------------------------------------------------------------------------------------------------------
SIMON WORLDWIDE INC               COMMON         828815100      34    121,283 SH     SHARED-OTHER     1,2,4         121,283
-----------------------------------------------------------------------------------------------------------------------------------
SIMON WORLDWIDE INC               COMMON         828815100     175  1,347,720 SH     SHARED-OTHER     1,3         1,347,720
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